Loans Receivable (excluding Covered Loans) Loans Receivable by Geographic Location (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Ratio of loans by geographic location to total loans	100.00%
WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,624,210,000
Ratio of loans by geographic location to total loans	46.10%
OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,304,586,000
Ratio of loans by geographic location to total loans	16.60%
OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	430,838,000
Ratio of loans by geographic location to total loans	5.50%
IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	466,947,000
Ratio of loans by geographic location to total loans	6.00%
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	864,644,000
Ratio of loans by geographic location to total loans	11.10%
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	571,829,000
Ratio of loans by geographic location to total loans	7.30%
NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	306,498,000
Ratio of loans by geographic location to total loans	3.80%
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	176,469,000
Ratio of loans by geographic location to total loans	2.10%
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	120,315,000
Ratio of loans by geographic location to total loans	1.50%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,779,264,000
Ratio of loans by geographic location to total loans	73.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single Family Residential [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,604,501,000
Ratio of loans by geographic location to total loans	33.20%
Percentage of loans by geographic area as a percentage of loan type	45.10%
Single Family Residential [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	907,462,000
Ratio of loans by geographic location to total loans	11.50%
Percentage of loans by geographic area as a percentage of loan type	15.70%
Single Family Residential [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	339,226,000
Ratio of loans by geographic location to total loans	4.30%
Percentage of loans by geographic area as a percentage of loan type	5.90%
Single Family Residential [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	401,987,000
Ratio of loans by geographic location to total loans	5.10%
Percentage of loans by geographic area as a percentage of loan type	7.00%
Single Family Residential [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	619,503,000
Ratio of loans by geographic location to total loans	7.90%
Percentage of loans by geographic area as a percentage of loan type	10.70%
Single Family Residential [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	469,741,000
Ratio of loans by geographic location to total loans	6.00%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Single Family Residential [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	179,252,000
Ratio of loans by geographic location to total loans	2.30%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Single Family Residential [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	145,304,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Single Family Residential [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	112,288,000
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	1.90%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Ratio of loans by geographic location to total loans	9.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi Family Housing [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	237,687,000
Ratio of loans by geographic location to total loans	3.00%
Percentage of loans by geographic area as a percentage of loan type	33.50%
Multi Family Housing [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	289,289,000
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	40.70%
Multi Family Housing [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,464,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Multi Family Housing [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	24,517,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Multi Family Housing [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	66,257,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	9.30%
Multi Family Housing [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	53,707,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	7.60%
Multi Family Housing [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,211,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.70%
Multi Family Housing [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,236,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.60%
Multi Family Housing [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,373,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Acquisition and Development [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	62,052,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	48.20%
Land, Acquisition and Development [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,401,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Acquisition and Development [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,982,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.90%
Land, Acquisition and Development [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	15,605,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	12.20%
Land, Acquisition and Development [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,411,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	17,682,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.80%
Land, Acquisition and Development [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,246,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Land, Acquisition and Development [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Consumer Lot Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	71,576,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	50.40%
Land, Consumer Lot Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	28,023,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	19.80%
Land, Consumer Lot Loans [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	105,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Land, Consumer Lot Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,800,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Consumer Lot Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,065,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Land, Consumer Lot Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,643,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.80%
Land, Consumer Lot Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,966,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Land, Consumer Lot Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,306,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Land, Consumer Lot Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,360,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Custom [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	127,669,000
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	60.30%
Construction, Custom [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	34,983,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	16.50%
Construction, Custom [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Custom [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,975,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction, Custom [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	21,051,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	9.90%
Construction, Custom [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16,103,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.60%
Construction, Custom [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,105,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.50%
Construction, Custom [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,804,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Custom [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,000,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Speculative [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	78,446,000
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	59.70%
Construction, Speculative [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,014,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	14.50%
Construction, Speculative [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Speculative [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,242,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Construction, Speculative [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,597,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Construction, Speculative [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,177,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction, Speculative [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,804,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Speculative [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,246,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Speculative [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Ratio of loans by geographic location to total loans	5.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial Real Estate Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	232,756,000
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	57.40%
Commercial Real Estate Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,849,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Commercial Real Estate Portfolio Segment [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,014,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	610,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	93,654,000
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	23.00%
Commercial Real Estate Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	482,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial Real Estate Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	56,672,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	13.90%
Commercial Real Estate Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,327,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	3.00%
Commercial Real Estate Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Ratio of loans by geographic location to total loans	2.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial and Industrial Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	78,026,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	46.90%
Commercial and Industrial Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	79,344,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	47.80%
Commercial and Industrial Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	86,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial and Industrial Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,240,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Commercial and Industrial Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	37,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,372,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.00%
Commercial and Industrial Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	60,226,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	94.80%
Consumer Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,209,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	5.10%
Consumer Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	36,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Home Equity Line of Credit [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	71,271,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	56.20%
Home Equity Line of Credit [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,555,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.00%
Home Equity Line of Credit [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	476,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Home Equity Line of Credit [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,748,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.70%
Home Equity Line of Credit [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	21,672,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	17.10%
Home Equity Line of Credit [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,528,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.10%
Home Equity Line of Credit [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,398,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	11.30%
Home Equity Line of Credit [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 294,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%